Note 8 - Common Stock - Summary of Outstanding Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Jun. 20, 2016	May 31, 2016	Apr. 30, 2016	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 4	$ 4.24
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	425,274					75,697	47,751
September 2014 Issuance Through Private Offering [Member]
Expiration Date	Sep. 23, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	91,532
Vendors and Contractor Warrants, October 2014 Issuance [Member]
Expiration Date	Oct. 13, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	29,000
Vendors and Contractor Warrants, November 2014 Issuance [Member]
Expiration Date	Nov. 12, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	12,500
Employee Performance Bonus Warrants, February 2015 Issuance [Member]
Expiration Date	Feb. 17, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	75,697
Contractor Warrants, March 2015 Issuance [Member]
Expiration Date	Mar. 26, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.72
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,454
Contractor Warrants, May 2015 Issuance [Member]
Expiration Date	May 12, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	36,229
May 2015 Issuance Second Contractor [Member]
Expiration Date	May 17, 2020
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.24				$ 4.24
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	21,585				21,585
Performance Bonus Warrants, December 2015 Issuance [Member]
Expiration Date	Dec. 16, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	26,875
Distributor Warrants, March 2016 Issuance [Member]
Expiration Date	Apr. 01, 2026
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.08			$ 6.08
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	25,000			25,000
Contractor Warrants, May 2016 Issuance [Member]
Expiration Date	May 11, 2021
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.74		$ 7.74
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,000		5,000
June 2016 Issuance Related to 2016 Loan Agreement [Member]
Expiration Date	Jun. 20, 2026
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.98	$ 4.98
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	100,402	100,402